STOCK-BASED COMPENSATION (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION
Expected Term	5 years 2 months 12 days	5 years
Volatility	103.00%	106.70%
Risk-Free Interest Rate	0.90%	0.80%
Dividend Yield	0.00%	0.00%